Cash and cash equivalents (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Total cash and cash equivalents	₽ 33,033	₽ 47,382	₽ 42,101	₽ 40,966
Gross carrying amount
Cash and cash equivalents
Correspondent accounts with Central Bank of Russia (CBR)	3,719	3,467
Cash with banks and on hand	5,249	9,089
Short-term CBR deposits	14,200	32,800
Other short-term bank deposits	9,867	2,028
Expected credit loss allowance / Impairment
Cash and cash equivalents
Total cash and cash equivalents	₽ (2)	₽ (2)